Filed electronically with the Securities and Exchange Commission on January 3, 2019

1933 Act File No. 033-34079

1940 Act File No. 811-06071

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |
PRE-EFFECTIVE AMENDMENT NO.	| |
POST-EFFECTIVE AMENDMENT NO. 119	| X |

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	| X |

AMENDMENT NO. 135	| X |

Deutsche DWS Institutional Funds (formerly Deutsche Institutional Funds) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154
(Address of Principal Executive Offices) (Zip Code)

(212) 250-2500
(Registrant’s Telephone Number)

John Millette Vice President and Secretary Deutsche DWS Institutional Funds
One International Place
Boston, MA 02110
(Name and address of agent for service)

Copy to: John S. Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|X |	Immediately upon filing pursuant to paragraph (b)
|___|	On _____________ pursuant to paragraph (b)
|___|	60 days after filing pursuant to paragraph (a)(1)
|___|	On _____________ pursuant to paragraph (a)(1)
|___|	75 days after filing pursuant to paragraph (a)(2)
|___|	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|___|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  DWS U.S. Multi-Factor Fund (formerly Deutsche U.S. Multi-Factor Fund) — Class R6 and Institutional Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 28th day of December 2018.

DEUTSCHE DWS INSTITUTIONAL FUNDS

By: /s/Hepsen Uzcan

Hepsen Uzcan*

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	December 28, 2018

/s/ Diane Kenneally
Diane Kenneally	Chief Financial Officer and Treasurer	December 28, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	December 28, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	December 28, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	December 28, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	December 28, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	December 28, 2018

/s/Richard J. Herring
Richard J. Herring*	Trustee	December 28, 2018

/s/William McClayton
William McClayton*	Trustee	December 28, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	December 28, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	December 28, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	December 28, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 118, as filed on December 19, 2018 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase